Convertible Note Derivative - Schedule of Components of Convertible Note Derivative (Details) $ in Thousands	3 Months Ended
Sep. 30, 2022 USD ($)
Convertible Note Derivative [Abstract]
Convertible note derivative — beginning of period	$ 0
Additions	24,896
Fair value adjustment	(13,909)
Convertible note derivative — end of period	$ 10,987